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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2009

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 15, 2009  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            94
                                              --------------

Form 13F Information Table Value Total:        $1,487,162
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3Com Corp             COM   885535104      170      32430    SOLE                   X
3M Company            COM   88579Y101    46270     626959    SOLE                   X
8X8 Inc New Com       COM   282914100      112     126850    SOLE                   X
ACTIVIDENTITY CORP    COM   00506P103      185      66850    SOLE                   X
American Express      COM   025816109    44773    1320728    SOLE                   X
Answers Corp Com      COM   03662X100      629      69075    SOLE                   X
Applied Materials     COM   038222105    54170    4048578    SOLE                   X
Arctic Cat Inc.       COM   039670104     2164     306500    SOLE                   X
Automatic Data Proc   COM   053015103    40886    1040350    SOLE                   X
Avery Dennison Corp   COM   053611109    17826     495022    SOLE                   X
CDI Corp.             COM   125071100    10102     718988    SOLE                   X
CPI Corp.             COM   125902106     9445     757389    SOLE                   X
Carmax Inc            COM   143130102     6873     328862    SOLE                   X
China Automotive Sy   COM   16936R105      211      22760    SOLE                   X
China Grentech Corp   COM   16938P107      339      71285    SOLE                   X
China Mass Media Co   COM   169418100      130      36065    SOLE                   X
Cintas Corp           COM   172908105    12540     413717    SOLE                   X
Cirrus Logic          COM   172755100      773     139115    SOLE                   X
Clicksoftware Tech    COM   M25082104       91      14400    SOLE                   X
Coca Cola             COM   191216100    74447    1386350    SOLE                   X
Colgate-Palmolive     COM   194162103    70794     928083    SOLE                   X
Comcast Corp Cl A     COM   20030N200    21420    1332114    SOLE                   X
Core-Mark Holding C   COM   218681104      296      10345    SOLE                   X
Corinthian Colleges   COM   218868107      420      22650    SOLE                   X
Corning Inc.          COM   219350105      178      11600    SOLE                   X
Corus Entertainment   COM   220874101      226      13300    SOLE                   X
Cost Plus Inc         COM   221485105     3535    1741504    SOLE                   X
Cytomedix Inc         COM   23283B204       10      15000    SOLE                   X
Dell Inc              COM   24702R101    58909    3860357    SOLE                   X
Demandtec Inc.        COM   24802R506      623      70550    SOLE                   X
DuPont                COM   263534109    32550    1012767    SOLE                   X
Eastman Kodak         COM   277461109     1533     320636    SOLE                   X
Emerson Elec Co       COM   291011104    22981     573380    SOLE                   X
Ennis Inc             COM   293389102      273      16940    SOLE                   X
Estee Lauder Cos      COM   518439104     1036      27933    SOLE                   X
Ethan Allen Interio   COM   297602104    12581     762501    SOLE                   X
FedEx Corporation     COM   31428X106    15559     206843    SOLE                   X
Financial Select Se   COM   81369Y605    44720    2993302    SOLE                   X
Frontier Oil Corp     COM   35914P105     6953     499525    SOLE                   X
GLOBAL INDS LTD COM   COM   379336100      263      27665    SOLE                   X
GREENLIGHT CAP RE L   COM   G4095J109      518      27570    SOLE                   X
GRUPO SIMEC S A B D   COM   400491106      294      36130    SOLE                   X
Gannett Co Inc.       COM   364730101    20728    1656945    SOLE                   X
General Electric      COM   369604103    34045    2073360    SOLE                   X
General Mills Inc.    COM   370334104    16259     252552    SOLE                   X
HI-TECH PHARMACAL I   COM   42840B101      431      19215    SOLE                   X
HOME INNS & HOTELS    COM   43713W107      339      11345    SOLE                   X
Hhgregg, Inc          COM   42833L108      604      35645    SOLE                   X
Hutchinson Tech Inc   COM   448407106    14437    2033413    SOLE                   X
InfoSpace Inc         COM   45678T300      457      59155    SOLE                   X
Intel Corp            COM   458140100    33625    1718208    SOLE                   X
Johnson & Johnson     COM   478160104      950      15606    SOLE                   X
KEYNOTE SYS INC COM   COM   493308100      347      36785    SOLE                   X
LECG Corp             COM   523234102      245      69826    SOLE                   X
Lawson Products       COM   520776105     1520      87317    SOLE                   X
Learning Tree         COM   522015106     1993     174995    SOLE                   X
Lincoln EDL SVCS      COM   533535100      611      26705    SOLE                   X
MDC Hldgs             COM   552676108    25794     742495    SOLE                   X
MEDICIS PHARMACEUTI   COM   584690309      476      22290    SOLE                   X
MEMC Electronic Mat   COM   552715104     5569     334860    SOLE                   X
MICRUS ENDOVASCULAR   COM   59518V102      578      44665    SOLE                   X
Marsh & McLennan      COM   571748102    47057    1902849    SOLE                   X
Masco Corp            COM   574599106    42458    3286215    SOLE                   X
Maxwell Technologie   COM   577767106    22984    1247120    SOLE                   X
Microsoft Corp        COM   594918104   130136    5059724    SOLE                   X
NBTY Inc              COM   628782104      277       7000    SOLE                   X
Newport Corp.         COM   651824104    19429    2217905    SOLE                   X
News Corp Class A     COM   65248E104    32034    2678397    SOLE                   X
Northgate Minerals    COM   666416102      788     294070    SOLE                   X
PATNI COMPUTER SYS    COM   703248203      495      26775    SOLE                   X
Pacific Sunwear       COM   694873100     5204    1010400    SOLE                   X
Paychex Inc.          COM   704326107    17108     588909    SOLE                   X
Penney (J.C.)         COM   708160106     7567     224218    SOLE                   X
PepsiCo Inc.          COM   713448108      329       5611    SOLE                   X
Plantronics Inc New   COM   727493108      386      14405    SOLE                   X
PowerSecure Interna   COM   73936N105      189      27885    SOLE                   X
Procter & Gamble      COM   742718109    22215     383551    SOLE                   X
Proshares Tr Pshs S   COM   74347R826      512      10925    SOLE                   X
RF MICRODEVICES INC   COM   749941100      171      31450    SOLE                   X
S & P 500 Depositor   COM   78462F103      211       2000    SOLE                   X
Staples Inc.          COM   855030102      448      19274    SOLE                   X
Texas Instruments     COM   882508104    18566     783690    SOLE                   X
Toll Brothers Inc     COM   889478103     5748     294180    SOLE                   X
Triquint Semiconduc   COM   89674K103      162      20960    SOLE                   X
Tucows Inc            COM   898697107       53      87450    SOLE                   X
United Parcel Servi   COM   911312106    28209     499540    SOLE                   X
UnitedHealth Group    COM   91324P102    63849    2549886    SOLE                   X
ViroPharma Inc.       COM   928241108      317      32990    SOLE                   X
Wal-Mart Stores Inc   COM   931142103    74543    1518499    SOLE                   X
Walgreen Co.          COM   931422109    61287    1635632    SOLE                   X
Walt Disney           COM   254687106    45127    1643386    SOLE                   X
Wells Fargo & Co      COM   949746101    57438    2038254    SOLE                   X
Xyratex Ltd           COM   G98268108      118      12460    SOLE                   X
YRC Worldwide Inc     COM   984249102     4931    1108143    SOLE                   X